Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 12. EQUITY

Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 5,000,000 shares with a par value of $0.001 per share.

As of March 31, 2022 and December 31, 2021, the Company had no shares of its preferred stock issued and outstanding.

Common Stock

The total number of common shares authorized that may be issued by the Company is 70,000,000 shares with a par value of $0.001 per share. On March 30, 2022, the board of directors of the Company adopted a resolution to increase its authorized capital from 70,000,000 to 200,000,000 shares of its common stock by amending and restating the Company’s articles of incorporation. To date, the Company has not completed the filing with Nevada’s Secretary of State for the increase of authorized common shares.

Common Stock Issued for Reverse Merger

On December 23, 2021, the Company issued 19,285,714 shares of Company’s common stock to eleven Selling Shareholders pursuant to the Share Exchange Agreement with Tenjunxiang (see Note 1).

NOTE 13. EQUITY

Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 5,000,000 shares with a par value of $0.001 per share.

As of December 31, 2021 and December 31, 2020, the Company had no shares of its preferred stock issued and outstanding.

Common Stock

The total number of common shares authorized that may be issued by the Company is 70,000,000 shares with a par value of $0.001 per share.

Common Stock Issued for Reverse Merger

On December 23, 2021, the Company issued 19,285,714 shares of Company’s common stock to eleven Selling Shareholders pursuant to the Share Exchange Agreement with Tenjunxiang (see Note 1).